Fundamentals First ETF
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 81.3%	Shares	Value
Communications - 3.0%
Alphabet, Inc. - Class C	250	$41,798
Comcast Corp. - Class A	260	10,860
Meta Platforms, Inc. - Class A	50	28,622
		81,280

Consumer Discretionary - 8.6%
America's Car-Mart, Inc. (a)	370	15,510
Cie Generale des Etablissements Michelin SCA	995	40,383
Climb Global Solutions, Inc.	315	31,355
Coats Group PLC	26,290	35,289
Dana, Inc.	785	8,290
LKQ Corp.	460	18,363
Martinrea International, Inc.	2,230	18,880
McDonald's Corp.	120	36,541
Texas Roadhouse, Inc.	155	27,373
		231,984

Consumer Staples - 2.7%
Church & Dwight Co., Inc.	235	24,609
Dollarama, Inc.	465	47,633
		72,242

Energy - 13.6%
APA Corp.	535	13,086
Bonterra Energy Corp. (a)	3,015	8,204
Chord Energy Corp.	104	13,544
Dorchester Minerals LP	955	28,793
Enbridge, Inc.	490	19,899
Energy Transfer LP	2,020	32,421
Enterprise Products Partners LP	1,305	37,989
Gaztransport Et Technigaz SA	165	23,271
Global Partners LP	750	34,920
Gulf Keystone Petroleum Ltd.	8,555	13,153
Keyera Corp.	440	13,719
Kinder Morgan, Inc.	620	13,696
Magnolia Oil & Gas Corp. - Class A	790	19,292
Pembina Pipeline Corp.	495	20,414
TotalEnergies SE - ADR	555	35,864
Vermilion Energy, Inc.	985	9,623
Western Midstream Partners LP	795	30,417
		368,305

Financials - 5.4%
Banco del Bajio SA (b)	4,260	9,974
Commonwealth Bank of Australia	140	13,104
FB Financial Corp.	450	21,118
Lakeland Financial Corp.	255	16,606
Plumas Bancorp	475	19,371
Prosperity Bancshares, Inc.	365	26,306
Sabre Insurance Group PLC (b)	8,370	15,845
SpareBank 1 SR-Bank ASA	1,885	24,328
		146,652

Health Care - 4.7%
IRadimed Corp.	274	13,779
Mettler-Toledo International, Inc. (a)	30	44,991
Novartis AG - ADR	230	26,455
Straumann Holding AG	140	22,869
US Physical Therapy, Inc.	225	19,042
		127,136

Industrials - 20.9%
Cummins, Inc.	135	43,712
DLH Holdings Corp. (a)	665	6,224
Emerson Electric Co.	220	24,061
Fastenal Co.	505	36,067
Graco, Inc.	405	35,442
Grupo Aeroportuario del Pacifico SAB de CV - ADR	150	26,103
Honeywell International, Inc.	115	23,772
Hubbell, Inc.	100	42,835
IDEX Corp.	75	16,087
ITT, Inc.	185	27,659
Lincoln Electric Holdings, Inc.	95	18,242
Nordson Corp.	90	23,637
Norfolk Southern Corp.	65	16,152
Parker-Hannifin Corp.	70	44,227
Schneider Electric SE	165	43,383
SFL Corp. Ltd.	1,830	21,173
Snap-on, Inc.	135	39,111
SThree PLC	4,290	21,566
Tennant Co.	165	15,847
WW Grainger, Inc.	40	41,552
		566,852

Materials - 8.4%
AptarGroup, Inc.	170	27,232
Avery Dennison Corp.	110	24,283
Bioceres Crop Solutions Corp. (a)	1,280	10,074
Givaudan SA - ADR	355	38,852
Labrador Iron Ore Royalty Corp.	1,005	23,898
Linde PLC	85	40,533
Sherwin-Williams Co.	115	43,892
Treatt PLC	3,205	19,218
		227,982

Technology - 11.5%
Agilysys, Inc. (a)	135	14,711
Automatic Data Processing, Inc.	140	38,742
Fiserv, Inc. (a)	240	43,116
Garmin Ltd.	190	33,446
KLA Corp.	55	42,592
Lam Research Corp.	25	20,402
Paychex, Inc.	290	38,915
ServiceNow, Inc. (a)	18	16,099
Skyworks Solutions, Inc.	165	16,297
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	280	48,628
		312,948

Utilities - 2.5%
Atmos Energy Corp.	150	20,806
Chesapeake Utilities Corp.	220	27,317
ONE Gas, Inc.	280	20,838
		68,961
TOTAL COMMON STOCKS (Cost $2,073,955)		2,204,342

EXCHANGE TRADED FUNDS - 11.8%	Shares	Value
iShares iBonds Dec 2026 Term Corporate ETF	1,285	31,225
iShares iBonds Dec 2027 Term Corporate ETF	1,290	31,437
iShares iBonds Dec 2028 Term Corporate ETF	1,235	31,530
iShares iBonds Dec 2029 Term Corporate ETF	1,350	31,739
iShares iBonds Dec 2030 Term Corporate ETF	1,445	32,036
iShares iBonds Dec 2031 Term Corporate ETF	1,510	32,042
iShares iBonds Dec 2032 Term Corporate ETF	1,245	32,009
iShares iBonds Dec 2033 Term Corporate ETF	1,215	32,076
SPDR ICE Preferred Securities ETF	890	31,737
VanEck Preferred Securities ex Financials ETF	1,755	32,046
TOTAL EXCHANGE TRADED FUNDS (Cost $306,205)		317,877

REAL ESTATE INVESTMENT TRUSTS - 4.5%	Shares	Value
Armada Hoffler Properties, Inc.	2,570	27,833
BRT Apartments Corp.	1,030	18,107
Community Healthcare Trust, Inc.	620	11,253
Precinct Properties New Zealand Ltd. (a)	14,220	11,383
Primaris Real Estate Investment Trust	1,635	19,766
Tanger, Inc.	1,025	34,010
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $116,636)		122,352

BUSINESS DEVELOPMENT COMPANIES - 0.6%	Shares	Value
Gladstone Investment Corp.	1,165	16,834
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $16,245)		16,834

SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%	Shares
JPMorgan 100% US Treasury Securities Money Market Fund – Capital Class, 4.90% (c)	48,510	48,510
TOTAL SHORT-TERM INVESTMENTS (Cost $48,510)		48,510

TOTAL INVESTMENTS - 100.0% (Cost $2,561,551)		2,709,915
Other Assets in Excess of Liabilities - 0.0% (d)		631
TOTAL NET ASSETS - 100.0%		$2,710,546

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $25,819 or 1.0% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Fundamentals First ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,204,342	$–	$–	$2,204,342
Exchange Traded Funds	317,877	–	–	317,877
Real Estate Investment Trusts	122,352	–	–	122,352
Business Development Companies	16,834	–	–	16,834
Money Market Funds	48,510	–	–	48,510
Total Investments	$2,709,915	$–	$–	$2,709,915

Refer to the Schedule of Investments for industry classifications.